CSI EQUITY FUND
                                   a series of
                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525

                     Supplement dated August 21, 2008 to the
                              Institutional Shares
                                 Prospectus and
                   Statement of Additional Information ("SAI")
                             dated January 2, 2008,
                           as revised April 17, 2008.


                                      *****

This supplement is to be used with the prospectus and SAI dated January 2, 2008, as revised April 17, 2008. This supplement together with the Prospectus and SAI constitutes the current Prospectus and SAI.

The Board of Directors of The World Funds, Inc. has approved the re-designation of Institutional Shares of the CSI Equity Fund as Investor Shares effective August 21, 2008. Accordingly, all references to Institutional Shares in the Prospectus and Statement of Additional Information are deleted and replaced with Investor Shares.




              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE